FAIR VALUE MEASUREMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Carrying value	$ 3,072,423,650	$ 2,453,735,356
Impairment charges on investments	0	0	1,100,000
Impairment charge recognized as investment loss			1,081,700
Long-term bank borrowings	134,299,521	151,391,572
Convertible notes	150,000,000
Gain (loss) on foreign currency derivative contracts	19,656,236	10,764,226	(4,369,173)
Carrying amount
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Convertible notes	150,000,000
Wafer sorting machine and other fixed assets
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Impairment charges on investments	1,567,954
Foreign exchange forward contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Gain (loss) on foreign currency derivative contracts	19,656,236	10,764,226	(4,369,173)
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheets | Foreign exchange forward contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	9,642,728	7,323,422
Total Liabilities	445,222	597,089
Recurring basis | Significant Other Observable Inputs (Level 2) | Foreign exchange forward contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	9,642,728	7,323,422
Total Liabilities	445,222	597,089
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Mono-crystalline ingot furnaces
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Carrying value		5,800,000
Total Assets		2,100,000
Impairment charges on investments		$ 3,700,000